Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31,
	2025	2024
	U.S. Dollars in thousands
Open debts mainly in USD	$13,825	$16,006
Open debts in EUR	2,112	2,314
Open debts in NIS	7,305	9,415
Total Trade Payables	$23,242	$27,735